Interests in subsidiaries (Narrative) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Notes Interests In Subsidiaries [Line Items]
Description of terms of contractual arrangements that could require parent or subsidiaries to provide financial support to consolidated structured entity	In 2020 and 2019, the Group did not enter into any contractual obligation that could require the Group to provide financial support to consolidated SEs.	In 2020 and 2019, the Group did not enter into any contractual obligation that could require the Group to provide financial support to consolidated SEs.
Support provided to consolidated structured entity without having contractual obligation to do so	$ 0	$ 0
Description of intentions to provide support to consolidated structured entity	In 2020 and 2019, the Group did not provide support, financial or otherwise, to an unconsolidated SE when not contractually obligated to do so, nor does the Group have any intention to do so in the future.	In 2020 and 2019, the Group did not provide support, financial or otherwise, to an unconsolidated SE when not contractually obligated to do so, nor does the Group have any intention to do so in the future.
UBS AG
Notes Interests In Subsidiaries [Line Items]
Support provided to consolidated structured entity without having contractual obligation to do so	$ 0	$ 0
Description of intentions to provide support to consolidated structured entity	In 2020 and 2019, UBS AG did not enter into any contractual obligation that could require UBS AG to provide financial support to consolidated SEs. In addition, UBS AG did not provide support, financial or otherwise, to a consolidated SE when UBS AG was not contractually obligated to do so, nor does UBS AG have any intention to do so in the future. Furthermore, UBS AG did not provide support, financial or otherwise, to a previously unconsolidated SE that resulted in UBS AG controlling the SE during the reporting period.	In 2020 and 2019, UBS AG did not enter into any contractual obligation that could require UBS AG to provide financial support to consolidated SEs. In addition, UBS AG did not provide support, financial or otherwise, to a consolidated SE when UBS AG was not contractually obligated to do so, nor does UBS AG have any intention to do so in the future. Furthermore, UBS AG did not provide support, financial or otherwise, to a previously unconsolidated SE that resulted in UBS AG controlling the SE during the reporting period.